ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Expenses Details Abstract
Accounts payable	$ 632,846	$ 714,823	$ 768,345
Interest payable on notes payable	760,322	483,075	168,785
Deferred rent	1,147	1,638	808
Accounts payable and accrued expenses	$ 1,394,315	$ 1,199,536	$ 937,938